Fair Value Measurements (Details Narrative) - Private Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Fair value of warrants price per shares	$ 0.20	$ 0.58
Warrant liability	$ 83,061	$ 128,375